Acquisition of Prismic Pharmaceutical (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Schedule of share options and warrants
	Share Options	Warrants
Grant date share price	C$32.16	C$32.16
Exercise price	C$2.61 - C$17.89	C$2.61 - C$26.73
Expected dividend yield	—	—
Risk free interest rate	1.39% - 1.66%	1.41% - 1.52%
Expected life (years)	0.98—16.21	1.39—6.55
Annualized volatility	100%	100%

Schedule of identifiable assets acquired and liabilities assumed
Fair value
recognized on
acquisition
$
Cash	1,752
Prepaid expenses and deposits	19,691
Intangible assets	18,543,379
Trade and other payables	(1,404,732)
Notes payable	(1,446,642)
15,713,448